LEASES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Weighted-average remaining lease term	2 years 8 months 4 days		3 months
Weighted-average discount rate	10.00%		10.00%
Operating lease, expense	$ 58,000	$ 58,000	$ 70,000
Minimum [Member]
Lease term	2 years		1 year
Maximum [Member]
Lease term	3 years		3 years